Segment reporting	12 Months Ended
Mar. 31, 2013
Segment reporting

14. Segment reporting:

DOCOMO’s chief operating decision maker (“CODM”) is its board of directors. The CODM evaluates the performance and makes resource allocations of its segments based on the information provided by DOCOMO’s internal management reports. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. There were no transactions between the operating segments.

DOCOMO has five operating segments, which consist of mobile phone business, credit services business, home shopping services business, internet connection services business for hotel facilities, and miscellaneous businesses. The mobile phone business includes mobile phone services (Xi services, FOMA services, and mova services), packet communications services, satellite mobile communications services, international services and the equipment sales related to these services. Credit services business primarily includes DCMX services. Home shopping services business includes home shopping services business provided primarily through TV media. Internet connection services business for hotel facilities includes high-speed internet connection services for hotel facilities, which are provided in many countries in the world, mainly Asia and Europe. The miscellaneous businesses primarily includes advertisement services, development, sales and maintenance of IT systems.

Due to its quantitative significance, only the mobile phone business qualifies as a reportable segment and therefore is disclosed as such. The remaining four operating segments are each quantitatively insignificant and therefore combined and disclosed as “all other businesses.”

Assets by segment are not included in the management reports which are reported to the CODM, however, they are disclosed herein only to provide additional information. The “Reconciliation” column in the tables below is included to reflect the recorded amounts of common assets which are not allocated to any segments and assets in “Reconciliation” primarily include cash, securities and investments in affiliates. DOCOMO allocates amounts of asset and related depreciation and amortization to common assets, such as buildings for telecommunications purposes and common facilities, on a systematic and rational basis based on the proportionate amount of network assets of each segment. Capital expenditures in the “Reconciliation” column include certain expenditures related to the buildings for telecommunications purposes and common facilities, which are not allocated to each segment.

	Millions of yen
Year ended March 31, 2011	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥4,224,273	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	3,379,544	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥844,729	¥—	¥844,729

Other income (expense)					¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates					¥835,338

Depreciation and amortization	¥682,029	¥11,034	¥693,063	¥—	¥693,063

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥126,847	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥5,130,263	¥1,661,330	¥6,791,593

Capital expenditures	¥520,770	¥4,759	¥525,529	¥142,947	¥668,476

	Millions of yen
Year ended March 31, 2012	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,110,585	¥129,418	¥4,240,003	¥—	¥4,240,003
Operating expenses	3,224,241	141,302	3,365,543	—	3,365,543

Operating income (loss)	¥886,344	¥(11,884)	¥874,460	¥—	¥874,460

Other income (expense)					¥2,498

Income before income taxes and equity in net income (losses) of affiliates					¥876,958

Depreciation and amortization	¥674,330	¥10,453	¥684,783	¥—	¥684,783

Other significant non-cash item:
Point program expenses	¥89,378	¥6,412	¥95,790	¥—	¥95,790
Impairment losses of goodwill	6,310	—	6,310	—	6,310

Total assets	¥4,970,087	¥343,293	¥5,313,380	¥1,634,702	¥6,948,082

Capital expenditures	¥561,661	¥23,584	¥585,245	¥141,588	¥726,833

	Millions of yen
Year ended March 31, 2013	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,275,172	¥194,950	¥4,470,122	¥—	¥4,470,122
Operating expenses	3,406,855	226,087	3,632,942	—	3,632,942

Operating income (loss)	¥868,317	¥(31,137)	¥837,180	¥—	¥837,180

Other income (expense)					¥4,478

Income before income taxes and equity in net income (losses) of affiliates					¥841,658

Depreciation and amortization	¥682,260	¥17,946	¥700,206	¥—	¥700,206

Other significant non-cash item:
Point program expenses	¥64,998	¥9,652	¥74,650	¥—	¥74,650
Impairment losses of goodwill	—	7,281	7,281	—	7,281

Total assets	¥5,199,591	¥411,986	¥5,611,577	¥1,617,248	¥7,228,825

Capital expenditures	¥606,137	¥19,272	¥625,409	¥128,251	¥753,660

DOCOMO does not disclose geographical information, since the amounts of operating revenues generated and long-lived assets owned outside Japan are immaterial.

There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31, 2011, 2012 and 2013.

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2011	2012	2013
Mobile communications services	¥3,354,634	¥3,326,493	¥3,168,478
—Voice revenues	1,712,218	1,541,884	1,274,584
— Packet communications revenues	1,642,416	1,784,609	1,893,894
Equipment sales	477,404	498,889	758,093
Other operating revenues	392,235	414,621	543,551

Total operating revenues	¥4,224,273	¥4,240,003	¥4,470,122